Valuation of Derivative Liabilities Using a Binomial Pricing Model with Weighted Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility	59.20%	176.40%
Risk-free interest rate	2.12%	1.18%
Dividend yield	0.00%	0.00%
Remaining expected term of underlying securities (years)	6 years 26 days	6 years 6 months